As filed with the Securities and Exchange Commission on January 18, 2001
                                               Securities Act File No. 333-52316
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                          Pre-Effective Amendment No. 1                      [X]

                          Post-Effective Amendment No.                       [ ]

                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

            7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Name and Address of Agents for Service)

                                 With copies to:

        Jeffrey S. Puretz                          Steven R. Howard
             Dechert                    Paul, Weiss, Rifkind, Wharton & Garrison
      1775 Eye Street, N.W.                  1285 Avenue of the Americas
       Washington, DC 20006                       New York, NY 10019

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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   It is proposed that this filing will become effective on February 17, 2001 pursuant to Rule 488 under the Securities Act of 1933.
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No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                              PILGRIM MUTUAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*  Cover Sheet
*  Contents of Registration Statement
*  Explanatory Note
*  Cover Page of Statement of Additional Information
*  Signature Page
*  Exhibit Index
*  Consent of Independent Auditors

                                EXPLANATORY NOTE

     This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Pilgrim Mutual Funds incorporates by reference the Registrant's Part A, Part B and Part C contained in the Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on December 20, 2000. This Pre-Effective Amendment is being filed to add the consent of the auditor as an exhibit to Part C of the Registration Statement.

                                     PART B

                              PILGRIM MUTUAL FUNDS
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                       Statement of Additional Information
                               ________ ___, 2001

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Acquisition of the Assets and Liabilities     By and in Exchange for Shares of
of ING International Bond Fund                Pilgrim Strategic Income Fund
(a series of ING Funds Trust)                 (a series of Pilgrim Mutual Funds)
7337 East Doubletree Ranch Road               7337 East Doubletree Ranch Road
Scottsdale, Arizona  85258                    Scottsdale, Arizona  85258

This Statement of Additional Information is available to the Shareholders of ING International Bond Fund in connection with a proposed transaction whereby all of the assets and liabilities of ING International Bond Fund, a series of ING Funds Trust, will be transferred to Pilgrim Strategic Income Fund, a series of Pilgrim Mutual Funds, in exchange for shares of Pilgrim Strategic Income Fund.

This Statement of Additional Information of Pilgrim Mutual Funds consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for Pilgrim Strategic Income Fund, dated November 1, 2000 and as filed on November 1, 2000 and ING Funds Trust, dated November 6, 2000, as filed on November 13, 2000, respectively.

2. The Financial Statements of Pilgrim Strategic Income Fund are included in the Annual Report of Pilgrim Mutual Funds dated June 30, 2000, as filed on September 7, 2000.

3. The Financial Statements of ING International Bond Fund are included in the Annual Report of ING Funds Trust dated October 31, 2000, as filed on January 10, 2001.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated ________ ___, 2001 relating to the reorganization of ING International Bond Fund may be obtained, without charge, by writing to ING Pilgrim Investments, Inc. at 7337 East Doubletree Ranch Road, Scottsdale,
Arizona 85258 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 18th day of January, 2001.

                                        PILGRIM MUTUAL FUNDS


                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Senior Executive Vice President
                                            & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                       Title                         Date
        ---------                       -----                         ----

                                Trustee and Chairman            January 18, 2001
---------------------------
John G. Turner*

                                Trustee and President           January 18, 2001
---------------------------     (Chief Executive Officer)
Robert W. Stallings*

                                Senior Vice President and       January 18, 2001
---------------------------     Principal Financial Officer
Michael J. Roland*

                                Trustee                         January 18, 2001
---------------------------
Robert B. Goode, Jr.*

                                Trustee                         January 18, 2001
---------------------------
Al Burton*

                                Trustee                         January 18, 2001
---------------------------
Jock Patton*

                                Trustee                         January 18, 2001
---------------------------
John R. Smith*

        Signature                       Title                         Date
        ---------                       -----                         ----

                                Trustee                         January 18, 2001
---------------------------
David W.C. Putnam*

                                Trustee                         January 18, 2001
---------------------------
Walter H. May*

                                Trustee                         January 18, 2001
---------------------------
Paul S. Doherty*

                                Trustee                         January 18, 2001
---------------------------
Alan L. Gosule*

                                Trustee                         January 18, 2001
---------------------------
David W. Wallace*


* By: /s/James M. Hennessy
      ---------------------------
      James M. Hennessy
      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as part of Registrant's
   Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on December 20, 2000.

                                  EXHIBIT INDEX

(14) Consent of Ernst & Young LLP